Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

9. Revenue

	2025	2024	2023

Bitcoin operations in Duff site (1)	5,921,064	6,570,520	1,681,533
Bitcoin operation in Memphis site (2)	2,898,511	-	-
Hosting fees from third parties(3)	309,091	140,705	-
	9,128,666	6,711,225	1,681,533

(1)	The output of bitcoins in Duff during 2025 is 61.22 coins (2024:100.55 coins and 2023:43.93 coins ). The main reason for the decline is that since April 2024, Bitcoin has begun to halve its supply.

(2)	The Company started mining at the Memphis site from the end of March 2025 (total 27.87 coins).

(3)	The Company began providing hosting services to third parties and charging a service fee from July 1, 2024.